Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income	₨ 28,367		₨ 27,210	₨ 19,478
Dividend income from equity investments designated as FVTOCI	3		2,299	3
Net gain from investments classified as FVTPL	7,763		8,765	4,558
Net loss from investments classified as FVTOCI	358		(72)	(143)
Finance and other income	36,491	$ 389	38,202	23,896
Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL	(5,867)		(398)	650
Other foreign exchange gains/(losses), net	7,720		430	(310)
Foreign exchange gains/(losses), net	₨ 1,853	$ 20	₨ 32	₨ 340